Basis of Presentation and Our Divisions	12 Months Ended
Dec. 27, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis Of Presentation and Our Divisions
Note 1 — Basis of Presentation and Our Divisions
Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. GAAP and include the consolidated accounts of PepsiCo, Inc. and the affiliates that we control. In addition, we include our share of the results of certain other affiliates using the equity method based on our economic ownership interest, our ability to exercise significant influence over the operating or financial decisions of these affiliates or our ability to direct their economic resources. We do not control these other affiliates, as our ownership in these other affiliates is generally 50% or less. Intercompany balances and transactions are eliminated. Our fiscal year ends on the last Saturday of each December, resulting in an additional week of results every five or six years.
The results of our Venezuelan businesses have been reported under highly inflationary accounting since the beginning of 2010. See further unaudited information in “Our Business Risks,” “Items Affecting Comparability” and “Our Liquidity and Capital Resources” in Management’s Discussion and Analysis of Financial Condition and Results of Operations.
Raw materials, direct labor and plant overhead, as well as purchasing and receiving costs, costs directly related to production planning, inspection costs and raw material handling facilities, are included in cost of sales. The costs of moving, storing and delivering finished product are included in selling, general and administrative expenses.
The preparation of our consolidated financial statements requires us to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues, expenses and disclosure of contingent assets and liabilities. Estimates are used in determining, among other items, sales incentives accruals, tax reserves, stock-based compensation, pension and retiree medical accruals, amounts and useful lives for intangible assets, and future cash flows associated with impairment testing for perpetual brands, goodwill and other long-lived assets. We evaluate our estimates on an ongoing basis using our historical experience, as well as other factors we believe appropriate under the circumstances, such as current economic conditions, and adjust or revise our estimates as circumstances change. As future events and their effect cannot be determined with precision, actual results could differ significantly from these estimates.
While our United States and Canada (North America) results are reported on a weekly calendar basis, most of our international operations report on a monthly calendar basis. The following chart details our quarterly reporting schedule for all reporting periods presented:

Quarter	U.S. and Canada	International
First Quarter	12 weeks	January, February
Second Quarter	12 weeks	March, April and May
Third Quarter	12 weeks	June, July and August
Fourth Quarter	16 weeks	September, October, November and December

See “Our Divisions” below, and for additional unaudited information on items affecting the comparability of our consolidated results, see further unaudited information in “Items Affecting Comparability” in Management’s Discussion and Analysis of Financial Condition and Results of Operations.
Tabular dollars are in millions, except per share amounts. All per share amounts reflect common per share amounts, assume dilution unless noted, and are based on unrounded amounts. Certain reclassifications were made to prior years’ amounts to conform to the current year presentation.
Our Divisions
Through our operations, authorized bottlers, contract manufacturers and other third parties, we make, market, sell and distribute a wide variety of convenient and enjoyable foods and beverages, serving customers and consumers in more than 200 countries and territories with our largest operations in North America, Russia, Mexico, the United Kingdom and Brazil. Division results are based on how our Chief Executive Officer assesses the performance of and allocates resources to our divisions and are considered our reportable segments. For additional unaudited information on our divisions, see “Our Operations” contained in “Item 1. Business.” The accounting policies for the divisions are the same as those described in Note 2, except for the following allocation methodologies:

•	stock-based compensation expense;

•	pension and retiree medical expense; and

•	derivatives.
Stock-Based Compensation Expense
Our divisions are held accountable for stock-based compensation expense and, therefore, this expense is allocated to our divisions as an incremental employee compensation cost. The allocation of stock-based compensation expense in 2014 was approximately 15% to FLNA, 2% to QFNA, 23% to NAB, 7% to Latin America, 13% to ESSA, 10% to AMENA and 30% to corporate unallocated expenses. We had similar allocations of stock-based compensation expense to our divisions in 2013 and 2012. The expense allocated to our divisions excludes any impact of changes in our assumptions during the year which reflect market conditions over which division management has no control. Therefore, any variances between allocated expense and our actual expense are recognized in corporate unallocated expenses.
Pension and Retiree Medical Expense
Pension and retiree medical service costs measured at a fixed discount rate, as well as amortization of costs related to certain pension plan amendments and gains and losses due to demographics (including mortality assumptions and salary experience) are reflected in division results for North American employees. Division results also include interest costs, measured at a fixed discount rate, for retiree medical plans. Interest costs for the pension plans, pension asset returns and the impact of pension funding, and gains and losses other than those due to demographics, are all reflected in corporate unallocated expenses. In addition, corporate unallocated expenses include the difference between the service costs measured at a fixed discount rate (included in division results as noted above) and the total service costs determined using the plans’ discount rates as disclosed in Note 7 to our consolidated financial statements.
Derivatives
We centrally manage commodity derivatives on behalf of our divisions. These commodity derivatives include agricultural products, energy and metals. Commodity derivatives that do not qualify for hedge accounting treatment are marked to market each period with the resulting gains and losses recorded in corporate unallocated expenses, as either cost of sales or selling, general and administrative expenses, depending on the underlying commodity. These gains and losses are subsequently reflected in division results when the divisions recognize the cost of the underlying commodity in operating profit. Therefore, the divisions realize the economic effects of the derivative without experiencing any resulting mark-to-market volatility, which remains in corporate unallocated expenses. These derivatives hedge underlying commodity price risk and were not entered into for trading or speculative purposes.
Net revenue and operating profit of each division are as follows:

	Net Revenue			Operating Profit (a)
	2014	2013	2012	2014	2013	2012
FLNA	$14,502	$14,126	$13,574	$4,054	$3,877	$3,646
QFNA	2,568	2,612	2,636	621	617	695
NAB	20,171	20,083	20,428	2,421	2,580	2,569
Latin America	9,425	9,335	8,761	1,636	1,617	1,427
ESSA	13,399	13,828	13,506	1,389	1,327	1,361
AMENA	6,618	6,431	6,587	985	1,140	716
Total division	66,683	66,415	65,492	11,106	11,158	10,414
Corporate Unallocated
Mark-to-market net (losses)/gains				(68)	(72)	65
Restructuring and impairment charges				(41)	(11)	(10)
Pension lump sum settlement charges				(141)	—	(195)
Venezuela remeasurement charges				(126)	(124)	—
Other				(1,149)	(1,246)	(1,162)
	$66,683	$66,415	$65,492	$9,581	$9,705	$9,112

(a)
For information on the impact of restructuring and impairment charges on our divisions, see Note 3 to our consolidated financial statements. See also Note 15 to our consolidated financial statements for more information on our transaction with Tingyi and refranchising of our beverage business in Vietnam in our AMENA segment.

Corporate
Corporate unallocated includes costs of our corporate headquarters, centrally managed initiatives such as research and development projects, unallocated insurance and benefit programs, foreign exchange transaction gains and losses, commodity derivative gains and losses, our ongoing business transformation initiatives and certain other items.
Other Division Information
Total assets and capital spending of each division are as follows:

	Total Assets		Capital Spending
	2014	2013	2014	2013	2012
FLNA	$5,307	$5,308	$519	$423	$365
QFNA	982	983	58	38	37
NAB	28,665	29,176	708	705	681
Latin America	6,283	6,003	379	395	457
ESSA (a)	13,934	18,725	502	551	576
AMENA	5,855	5,731	517	530	509
Total division	61,026	65,926	2,683	2,642	2,625
Corporate (b)	9,483	11,552	176	153	89
	$70,509	$77,478	$2,859	$2,795	$2,714

(a)	The change in total assets in 2014 primarily reflects the depreciation of the Russian ruble.

(b)
Corporate assets consist principally of cash and cash equivalents, short-term investments, derivative instruments, property, plant and equipment and certain pension and tax assets. In 2014, the change in total Corporate assets was primarily due to the decrease in cash and cash equivalents and certain pension assets, partially offset by an increase in short-term investments.

Amortization of intangible assets and depreciation and other amortization of each division are as follows:

	Amortization of Intangible Assets			Depreciation and Other Amortization
	2014	2013	2012	2014	2013	2012
FLNA	$7	$7	$7	$424	$430	$445
QFNA	—	—	—	51	51	53
NAB	43	55	55	837	843	842
Latin America	10	11	14	273	273	261
ESSA	28	32	36	471	525	522
AMENA	4	5	7	313	283	305
Total division	92	110	119	2,369	2,405	2,428
Corporate	—	—	—	164	148	142
	$92	$110	$119	$2,533	$2,553	$2,570

Net revenue and long-lived assets by country are as follows:

	Net Revenue			Long-Lived Assets(a)
	2014	2013	2012	2014	2013
U.S.	$34,219	$33,626	$33,348	$27,964	$28,157
Russia (b)	4,414	4,908	4,861	4,520	7,922
Mexico	4,113	4,347	3,955	1,126	1,233
Canada	3,022	3,195	3,290	2,815	3,067
United Kingdom	2,174	2,115	2,102	1,155	1,219
Brazil	1,790	1,835	1,866	928	1,005
All other countries	16,951	16,389	16,070	10,478	11,247
	$66,683	$66,415	$65,492	$48,986	$53,850

(a)
Long-lived assets represent property, plant and equipment, nonamortizable intangible assets, amortizable intangible assets and investments in noncontrolled affiliates. These assets are reported in the country where they are primarily used.

(b)	Change in long-lived assets in 2014 primarily reflects the depreciation of the Russian ruble.